Due to Related Party (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accrued interest	$ 14,692	$ 13,291	$ 12,422
Mr. Meller [Member]
Related Party Transaction [Line Items]
Accrued interest		$ 2,672	$ 5,942